UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                               FORM N-CSRS

          CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                           INVESTMENT COMPANIES


Investment Company Act file number 811-03189

Name of Fund:  BlackRock Summit Cash Reserves Fund of
               BlackRock Financial Institutions Series Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 05/31/07

Date of reporting period: 06/01/06 - 11/30/06

Item 1 - Report to Stockholders


ALTERNATIVES   BLACKROCK SOLUTIONS   EQUITIES   FIXED INCOME   LIQUIDITY
REAL ESTATE


BlackRock Summit Cash Reserves Fund
Of BlackRock Financial Institutions Series Trust


SEMI-ANNUAL REPORT    NOVEMBER 30, 2006


(BLACKROCK logo)



NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE



This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Refer to www.blackrock.com to obtain performance data current to the most recent month-end. Statements and other information herein are as dated and are subject to change.


BlackRock Summit Cash Reserves Fund
Of BlackRock Financial Institutions Series Trust
P.O. Box 9011
Princeton, NJ 08543-9011


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BlackRock Summit Cash Reserves Fund


Portfolio Composition as a Percent of Net Assets


                                                 As of          As of
                                                11/30/06       5/31/06

Certificates of Deposit                            6.7%           5.1%
Certificates of Deposit--European                  5.5            1.5
Certificates of Deposit--Yankee*                   5.5           10.2
Commercial Paper                                  52.0           38.4
Corporate Notes                                   13.0           22.5
Funding Agreements                                 3.2            2.9
Promissory Notes                                   --             4.4
U.S. Government Agency &
  Instrumentality Obligations--
  Non-Discount                                    11.4           14.0
U.S. Treasury Notes                                0.4            0.4
Repurchase Agreements                              3.0            --
Other Assets Less Liabilities                      --             0.6
Liabilities in Excess of Other Assets             (0.7)           --
                                                 ------         ------
Total                                            100.0%         100.0%
                                                 ======         ======

 * U.S. branches of foreign banks.



Proxy Results


During the six-month period ended November 30, 2006, BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust's shareholders voted on the following proposals. On July 31, 2006, a special shareholders' meeting was adjourned until August 31, 2006, at which time the proposals passed. A description of the proposals and number of shares voted were as follows:


                                                             Shares Voted   Shares Voted   Shares Voted
                                                                 For          Against        Abstain
To approve a new investment advisory agreement with
BlackRock Advisors, Inc.                                      32,207,904     3,686,208       871,431

To approve a contingent subadvisory agreement with
BlackRock Advisors, Inc.                                      32,103,284     3,704,640       957,618




Officers and Trustees


Robert C. Doll, Jr., President and Trustee
James H. Bodurtha, Trustee
Kenneth A. Froot, Trustee
Joe Grills, Trustee
Herbert I. London, Trustee
Roberta Cooper Ramo, Trustee
Robert S. Salomon, Jr., Trustee
Donald C. Burke, Vice President and Treasurer
Jeffrey Hiller, Fund Chief Compliance Officer
Alice A. Pellegrino, Secretary


Custodian
The Bank of New York
100 Church Street
New York, NY 10286


Transfer Agent
PFPC Inc.
Wilmington, DE 19809



BLACKROCK SUMMIT CASH RESERVES FUND                           NOVEMBER 30, 2006



A Letter to Shareholders


Dear Shareholder

As 2006 nears a conclusion, we are able to say it has been an interesting year for investors. After a volatile start and far-reaching mid-year correction, the financial markets regained some positive momentum through late summer and into fall. For the six-month and 12-month periods ended November 30, 2006, the major market indexes posted positive returns:


Total Returns as of November 30, 2006                                  6-month        12-month
U.S. equities (Standard & Poor's 500 Index)                             +11.33%        +14.23%
Small cap U.S. equities (Russell 2000 Index)                            + 9.72         +17.43
International equities (MSCI Europe, Australasia, Far East Index)       +11.19         +28.20
Fixed income (Lehman Brothers Aggregate Bond Index)                     + 5.93         + 5.94
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)          + 4.53         + 6.12
High yield bonds (Credit Suisse High Yield Index)                       + 6.28         +11.53


After raising the target short-term interest rate 17 times between June 2004 and June 2006, the Federal Reserve Board (the Fed) finally opted to pause on August 8. This left the federal funds rate at 5.25%, where it remained through the September, October and December Federal Open Market Committee meetings. In interrupting its two-year interest rate-hiking campaign, the Fed acknowledged that economic growth is slowing, led by softness in the housing market. However, the central bankers continue to take a cautionary position on inflation, despite a decline in energy prices in the fall. At the time of this writing, the price of crude oil was roughly $62 per barrel after reaching nearly $78 per barrel in the summer.

Notwithstanding the mid-year correction, equity markets generally found support in solid corporate earnings reports in the first three quarters of the year. Overall corporate health, including strong company balance sheets, helped to sustain robust dividend-distribution, share-buyback and merger-and-acquisition activity. Many international equity markets fared equally well or better, thanks in part to higher economic growth rates and low inflation.

In the U.S. bond market, prices declined (and yields correspondingly rose) for much of the year as investors focused on decent economic activity and inflation concerns. Bond prices began to improve (yields fell) in the summer as the economy showed signs of weakening and the Fed paused. Notably, the Treasury curve inverted periodically, a phenomenon typically associated with periods of economic weakness. At the end of November, the one-month Treasury bill offered the highest yield on the curve at 5.22%, while the 30-year Treasury bond had a yield of 4.56%.

Amid the uncertainty inherent in the financial markets, we encourage you to review your goals periodically with your financial professional and to make portfolio changes, as needed. For additional insight and timely "food for thought" for investors, we also invite you to visit Shareholder magazine at www.blackrock.com/shareholdermagazine. We are pleased to make our investor-friendly magazine available to you online. We thank you for trusting BlackRock with your investment assets, and we look forward to continuing to serve your investment needs.


Sincerely,


(Robert C. Doll, Jr.)
Robert C. Doll, Jr.
President and Trustee



BLACKROCK SUMMIT CASH RESERVES FUND                           NOVEMBER 30, 2006



Disclosure of Expenses


Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The following example (which is based on a hypothetical investment of $1,000 invested on June 1, 2006 and held through November 30, 2006) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The first table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight shareholders' ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the second table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.


                                                                                              Expenses Paid
                                                       Beginning             Ending         During the Period*
                                                     Account Value       Account Value       June 1, 2006 to
                                                        June 1,           November 30,        November 30,
                                                          2006                2006                 2006
Actual

Investor A                                               $1,000            $1,021.50              $4.66
Investor B                                               $1,000            $1,017.60              $8.55

Hypothetical (5% annual return before expenses)**

Investor A                                               $1,000            $1,020.49              $4.66
Investor B                                               $1,000            $1,016.63              $8.54

 * For each class of the Fund, expenses are equal to the annualized expense ratio for the class
   (0.92% for Investor A and 1.69% for Investor B), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).

** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.


BLACKROCK SUMMIT CASH RESERVES FUND                           NOVEMBER 30, 2006



Schedule of Investments                                          (In Thousands)


                                 Face     Interest        Maturity
Issue                           Amount     Rate*            Date       Value

Certificates of Deposit--6.7%

Washington                      $   740      5.33  %      2/16/2007     $   740
Mutual Bank

Wells Fargo Bank,                 3,500      5.30 (a)     9/05/2007       3,500
NA

Total Certificates of Deposit (Cost--$4,240)                              4,240


Certificates of Deposit--European--5.5%

Societe Generale,                 3,500      5.405        3/21/2007       3,500
London

Total Certificates of Deposit--European
(Cost--$3,500)                                                            3,500


Certificates of Deposit--Yankee--5.5%

Calyon Indosuez,                  3,500      5.298 (a)    3/12/2007       3,500
New York Branch

Total Certificates of Deposit--Yankee
(Cost--$3,500)                                                            3,500


Commercial Paper--52.0%

Amsterdam Funding                 2,000      5.36         1/18/2007       1,986
Corp.

Barclays US Funding               2,262      5.25        12/07/2006       2,260
Corp.

The Bear Stearns                    300      5.34         1/22/2007         298
Cos., Inc.                          500      5.37         2/07/2007         495

Beethoven Funding                 1,078      5.30        12/12/2006       1,076
Corp.

Bryant Park Funding                 750      5.38         2/27/2007         740
LLC

Chariot Funding LLC               1,772      5.26        12/15/2006       1,768

Ciesco, LLC                       1,000      5.36         2/05/2007         990

Clipper Receivables               1,000      5.26        12/12/2006         998
Corp.

Countrywide                         750      5.29        12/15/2006         748
Financial Corp.

Credit Suisse (USA),              3,000      5.33        12/19/2006       2,992
Inc.

Crown Point Capital                 838      5.39         1/12/2007         833
Co., LLC

Erasmus Capital                     500      5.39         2/20/2007         494
Corp.

Fairway Finance                   1,133      5.26        12/13/2006       1,131
Co., LLC

Jupiter Securitization              834      5.27        12/21/2006         832
Corp.

Lake Constance                    2,225      5.27        12/11/2006       2,222
Funding Ltd.



                                 Face     Interest        Maturity
Issue                           Amount     Rate*            Date       Value

Commercial Paper (concluded)

Liberty Street                  $ 2,000      5.39 %      12/05/2006    $  1,999
Funding Corp.

Prudential Funding,               3,000      5.34         1/03/2007       2,986
LLC

SEB AB                            3,000      5.29 (a)     1/23/2007       3,000

Santander Central                   500      5.39         2/08/2007         495
Hispano Finance
(Delaware), Inc.

Swedbank AB                         750      5.25        12/04/2006         750
(Forenings                        3,000      5.36         1/04/2007       2,986
Sparbanken)

Victory                             809      5.28        12/19/2006         807
Receivables Corp.

Total Commercial Paper (Cost--$32,885)                                   32,886


Corporate Notes--13.0%

Bank of Ireland                     700      5.32 (a)    12/20/2007         700

CC (USA) Inc.                     3,500      5.298 (a)    3/16/2007       3,500
(Centauri)

General Electric                  1,000      5.42 (a)    10/17/2007       1,000
Capital Corp.

Toyota Motor                      3,000      5.245 (a)    5/04/2007       3,000
Credit Corp.

Total Corporate Notes (Cost--$8,200)                                      8,200


Funding Agreements--3.2%

Genworth Life                     2,000      5.403 (a)   10/01/2007       2,000
Insurance Co. (b)

Total Funding Agreements (Cost--$2,000)                                   2,000


U.S. Government Agency & Instrumentality
Obligations--Non-Discount--11.4%

Fannie Mae                        1,250      4.875        1/11/2008       1,249

Federal Farm                        500      5.24 (a)     4/13/2007         500
Credit Banks                      1,000      5.25 (a)    10/05/2007       1,000

Federal Home                        500      3.80 (a)    12/29/2006         499
Loan Bank System                  1,000      3.45         1/10/2007         998
                                    500      4.00         6/13/2007         497
                                    250      4.25         9/14/2007         248
                                    250      4.50        12/14/2007         249

Freddie Mac                         202      4.125        4/12/2007         201
                                    250      4.45         9/28/2007         249
                                  1,000      4.705       10/11/2007         997
                                    500      4.725       10/19/2007         498

Total U.S. Government Agency & Instrumentality
Obligations--Non-Discount (Cost--$7,200)                                  7,185



BLACKROCK SUMMIT CASH RESERVES FUND                           NOVEMBER 30, 2006



Schedule of Investments (concluded)                              (In Thousands)


                                 Face     Interest        Maturity
Issue                           Amount     Rate*            Date       Value

U.S. Treasury Notes--0.4%

U.S. Treasury Notes              $  250      4.375 %     12/31/2007    $    249

Total U.S. Treasury Notes (Cost--$250)                                      249


Repurchase Agreements--3.0%

  Face
Amount

$1,869   Deutsche Bank Securities, Inc., purchased on
         11/30/2006 to yield 5.29% to 12/01/2006,
         repurchase price of $1,896, collateralized
         by Federal Home Loan Bank, 5.70%
         due 6/12/2020                                                    1,869

Total Repurchase Agreements (Cost--$1,869)                                1,869

Total Investments (Cost--$63,644**)--100.7%                              63,629
Liabilities in Excess of Other Assets--(0.7%)                             (422)
                                                                      ---------
Net Assets--100.0%                                                    $  63,207
                                                                      =========



  * Commercial Paper and certain U.S. Government Agency &
    Instrumentality Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase. Other securities bear interest at the rates shown, payable at fixed dates through maturity. Interest rates on variable rate securities are adjusted periodically based on appropriate indexes. The interest rates shown are the rates in effect at November 30, 2006.

 ** The cost and unrealized appreciation (depreciation) of investments as of November 30, 2006, as computed for federal income tax purposes, were as follows:


    Aggregate cost                                 $         63,644
                                                   ================
    Gross unrealized appreciation                  $              2
    Gross unrealized depreciation                              (17)
                                                   ----------------
    Net unrealized depreciation                    $           (15)
                                                   ================


(a) Floating rate security.

(b) Restricted securities as to resale, representing 3.2% of net assets, were as follows:


                                   Acquisition
    Issue                              Date           Cost      Value

    Genworth Life
       Insurance Co., 5.403%
       due 10/01/2007               10/02/2006       $2,000     $2,000


    See Notes to Financial Statements.



BLACKROCK SUMMIT CASH RESERVES FUND                           NOVEMBER 30, 2006


Statement of Assets and Liabilities

As of November 30, 2006
Assets

       Investments in unaffiliated securities, at value (identified cost--$63,644,261)                            $    63,629,253
       Interest receivable                                                                                                308,004
       Prepaid expenses and other assets                                                                                   24,984
                                                                                                                  ---------------
       Total assets                                                                                                    63,962,241
                                                                                                                  ---------------

Liabilities

       Bank overdraft                                                                                                       8,324
       Payables:
           Beneficial interest redeemed                                                        $       480,477
           Dividends to shareholders                                                                   205,107
           Manager                                                                                      26,586
           Distributor                                                                                  18,149
           Other affiliates                                                                             16,109            746,428
                                                                                               ---------------
       Other liabilities                                                                                                      394
                                                                                                                  ---------------
       Total liabilities                                                                                                  755,146
                                                                                                                  ---------------

Net Assets

       Net assets                                                                                                 $    63,207,095
                                                                                                                  ===============

Net Assets Consist of

       Investor A Shares of beneficial interest, $.10 par value, unlimited number
       of shares authorized                                                                                       $     3,374,465
       Investor B Shares of beneficial interest, $.10 par value, unlimited number
       of shares authorized                                                                                             2,947,746
       Paid-in capital in excess of par                                                                                56,899,892
       Unrealized depreciation--net                                                                                      (15,008)
                                                                                                                  ---------------
       Net Assets                                                                                                 $    63,207,095
                                                                                                                  ===============

Net Asset Value

       Investor A--Based on net assets of $33,745,990 and 33,744,647 shares of beneficial
       interest outstanding                                                                                       $          1.00
                                                                                                                  ===============
       Investor B--Based on net assets of $29,461,105 and 29,477,457 shares of beneficial
       interest outstanding                                                                                       $          1.00
                                                                                                                  ===============

       See Notes to Financial Statements.


BLACKROCK SUMMIT CASH RESERVES FUND                           NOVEMBER 30, 2006


Statement of Operations

For the Six Months Ended November 30, 2006
Investment Income

       Interest and amortization of premium and discount earned                                                   $     1,871,023

Expenses

       Management fees                                                                         $       180,670
       Distribution fees--Investor B                                                                   124,311
       Transfer agent fees--Investor A                                                                  24,346
       Transfer agent fees--Investor B                                                                  23,549
       Professional fees                                                                                23,216
       Accounting services                                                                              22,951
       Printing and shareholder reports                                                                 20,406
       Registration fees                                                                                16,584
       Custodian fees                                                                                    9,094
       Trustees' fees and expenses                                                                       6,452
       Pricing fees                                                                                        444
       Other                                                                                             7,654
                                                                                               ---------------
       Total expenses                                                                                                     459,677
                                                                                                                  ---------------
       Investment income--net                                                                                           1,411,346
                                                                                                                  ---------------

Realized & Unrealized Gain--Net

       Realized gain on investments--net                                                                                       62
       Change in unrealized depreciation on investments--net                                                               58,213
                                                                                                                  ---------------
       Total realized and unrealized gain--net                                                                             58,275
                                                                                                                  ---------------
       Net Increase in Net Assets Resulting from Operations                                                       $     1,469,621
                                                                                                                  ===============

       See Notes to Financial Statements.



BLACKROCK SUMMIT CASH RESERVES FUND                           NOVEMBER 30, 2006


Statements of Changes in Net Assets
                                                                                                 For the Six         For the
                                                                                                 Months Ended       Year Ended
                                                                                                 November 30,        May 31,
Increase (Decrease) in Net Assets:                                                                   2006              2006
Operations

       Investment income--net                                                                  $     1,411,346    $     2,131,627
       Realized gain--net                                                                                   62              3,536
       Change in unrealized depreciation--net                                                           58,213            (1,517)
                                                                                               ---------------    ---------------
       Net increase in net assets resulting from operations                                          1,469,621          2,133,646
                                                                                               ---------------    ---------------

Dividends & Distributions to Shareholders

       Investment income--net:
           Investor A                                                                                (833,335)        (1,221,342)
           Investor B                                                                                (578,011)          (910,285)
       Realized gain--net:
           Investor A                                                                                     (34)            (1,735)
           Investor B                                                                                     (28)            (1,801)
                                                                                               ---------------    ---------------
       Net decrease in net assets resulting from dividends and distributions to shareholders       (1,411,408)        (2,135,163)
                                                                                               ---------------    ---------------

Beneficial Interest Transactions

       Net decrease in net assets derived from beneficial interest transactions                    (5,496,187)       (28,657,687)
                                                                                               ---------------    ---------------

Net Assets

       Total decrease in net assets                                                                (5,437,974)       (28,659,204)
       Beginning of period                                                                          68,645,069         97,304,273
                                                                                               ---------------    ---------------
       End of period                                                                           $    63,207,095    $    68,645,069
                                                                                               ===============    ===============

       See Notes to Financial Statements.


BLACKROCK SUMMIT CASH RESERVES FUND                           NOVEMBER 30, 2006


Financial Highlights
                                                                                     Investor A

                                                      For the Six
The following per share data and ratios               Months Ended
have been derived from information                    November 30,                    For the Year Ended May 31,
provided in the financial statements.                     2006         2006         2005         2004         2003        2002
Per Share Operating Performance

Net asset value, beginning of period                 $     1.00   $     1.00    $     1.00   $     1.00   $     1.00   $     1.00
                                                     ----------   ----------    ----------   ----------   ----------   ----------
Investment income--net                                    .0213        .0312         .0130        .0050        .0111        .0238
Realized and unrealized gain (loss)--net                  .0008       --++++       (.0006)      (.0003)        .0004        .0009
                                                     ----------   ----------    ----------   ----------   ----------   ----------
Total from investment operations                          .0221        .0312         .0124        .0047        .0115        .0247
                                                     ----------   ----------    ----------   ----------   ----------   ----------
Less dividends and distributions:
  Investment income--net                                (.0213)      (.0312)       (.0130)      (.0050)      (.0111)      (.0238)
  Realized gain--net                                       --++         --++          --++      (.0001)      (.0003)      (.0003)
                                                     ----------   ----------    ----------   ----------   ----------   ----------
Total dividends and distributions                       (.0213)      (.0312)       (.0130)      (.0051)      (.0114)      (.0241)
                                                     ----------   ----------    ----------   ----------   ----------   ----------
Net asset value, end of period                       $     1.00   $     1.00    $     1.00   $     1.00   $     1.00   $     1.00
                                                     ==========   ==========    ==========   ==========   ==========   ==========
Total Investment Return                                2.15%+++        3.17%         1.30%         .51%        1.15%        2.42%
                                                     ==========   ==========    ==========   ==========   ==========   ==========

Ratios to Average Net Assets

Expenses, net of waiver                                   .92%*         .88%          .77%         .67%         .59%         .72%
                                                     ==========   ==========    ==========   ==========   ==========   ==========
Expenses                                                  .92%*         .88%          .77%         .75%         .72%         .72%
                                                     ==========   ==========    ==========   ==========   ==========   ==========
Investment income and realized gain--net                 4.26%*        3.07%         1.26%         .51%        1.14%        2.41%
                                                     ==========   ==========    ==========   ==========   ==========   ==========

Supplemental Data

Net assets, end of period (in thousands)             $   33,746   $   35,333    $   47,370   $   59,300   $   58,062   $   52,552
                                                     ==========   ==========    ==========   ==========   ==========   ==========

      * Annualized.

     ++ Amount is less than $(.0001) per share.

   ++++ Amount is less than $.0001 per share.

    +++ Aggregate total investment return.

        See Notes to Financial Statements.


BLACKROCK SUMMIT CASH RESERVES FUND                           NOVEMBER 30, 2006


Financial Highlights (concluded)
                                                                                     Investor B

                                                      For the Six
The following per share data and ratios               Months Ended
have been derived from information                    November 30,                    For the Year Ended May 31,
provided in the financial statements.                     2006         2006         2005         2004         2003        2002
Per Share Operating Performance

Net asset value, beginning of period                 $     1.00   $     1.00    $     1.00   $     1.00   $     1.00   $     1.00
                                                     ----------   ----------    ----------   ----------   ----------   ----------
Investment income--net                                    .0175        .0235         .0060        .0011        .0035        .0162
Realized and unrealized gain (loss)--net                  .0008       --++++       (.0007)      (.0002)        .0004        .0009
                                                     ----------   ----------    ----------   ----------   ----------   ----------
Total from investment operations                          .0183        .0235         .0053        .0009        .0039        .0171
                                                     ----------   ----------    ----------   ----------   ----------   ----------
Less dividends and distributions:
  Investment income--net                                (.0175)      (.0235)       (.0060)      (.0011)      (.0035)      (.0162)
  Realized gain--net                                       --++         --++          --++      (.0001)      (.0003)      (.0003)
                                                     ----------   ----------    ----------   ----------   ----------   ----------
Total dividends and distributions                       (.0175)      (.0235)       (.0060)      (.0012)      (.0038)      (.0165)
                                                     ----------   ----------    ----------   ----------   ----------   ----------
Net asset value, end of period                       $     1.00   $     1.00    $     1.00   $     1.00   $     1.00   $     1.00
                                                     ==========   ==========    ==========   ==========   ==========   ==========
Total Investment Return                                1.76%+++        2.38%          .61%         .12%         .38%        1.65%
                                                     ==========   ==========    ==========   ==========   ==========   ==========

Ratios to Average Net Assets

Expenses, net of waiver                                  1.69%*        1.64%         1.45%        1.06%        1.36%        1.48%
                                                     ==========   ==========    ==========   ==========   ==========   ==========
Expenses                                                 1.69%*        1.64%         1.54%        1.51%        1.48%        1.48%
                                                     ==========   ==========    ==========   ==========   ==========   ==========
Investment income and realized gain--net                 3.49%*        2.28%          .53%         .12%         .39%        1.66%
                                                     ==========   ==========    ==========   ==========   ==========   ==========


Supplemental Data

Net assets, end of period (in thousands)             $   29,461   $   33,312    $   49,934   $   84,630   $  127,144   $  135,601
                                                     ==========   ==========    ==========   ==========   ==========   ==========

      * Annualized.

     ++ Amount is less than $(.0001) per share.

   ++++ Amount is less than $.0001 per share.

    +++ Aggregate total investment return.

        See Notes to Financial Statements.


BLACKROCK SUMMIT CASH RESERVES FUND                           NOVEMBER 30, 2006



Notes to Financial Statements


1. Significant Accounting Policies:
On September 29, 2006, Summit Cash Reserves Fund, a separate fund offering separate classes of shares of Financial Institutions Series Trust, was renamed BlackRock Summit Cash Reserves Fund (the "Fund") and BlackRock Financial Institutions Series Trust (the "Trust"), respectively. The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company, which comprises a series of separate portfolios offering separate classes of shares to select groups of purchasers. The Fund is currently the only operating series of the Trust. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. Effective October 2, 2006, Class A and Class B Shares were redesignated Investor A and Investor B Shares, respectively. Both classes of shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class and Investor B Shares bear certain expenses related to the distribution of such shares. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Portfolio securities with remaining maturities of greater than sixty days, for which market quotations are readily available, are valued at market value. As securities transition from sixty-one to sixty days to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity. Securities maturing sixty days or less from their date of acquisition are valued at amortized cost, which approximates market value. For purposes of valuation, the maturity of a variable rate security is deemed to be the next coupon date on which the interest rate is to be adjusted. Other investments and assets for which market quotations are not available are valued at their fair value as determined in good faith by or under the direction of the Board of Trustees.

(b) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(c) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income (including amortization of premium and discount) is recognized on the accrual basis.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to shareholders--The Fund declares dividends daily and reinvests monthly such dividends (net of non-resident alien tax and backup withholding tax) in additional fund shares at net asset value. Dividends are declared from the total of net investment income. Distributions of net realized gain, if any, on investments are paid at least annually.

(f) Securities lending--The Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Where the Fund receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Fund typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Fund receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Fund may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Fund could experience delays and costs in gaining access to the collateral. The Fund also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.



BLACKROCK SUMMIT CASH RESERVES FUND                           NOVEMBER 30, 2006



Notes to Financial Statements (continued)


(g) Bank overdraft--The Fund recorded a bank overdraft which resulted from management estimates of available cash.

(h) Recent accounting pronouncements--In July 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109." FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity including mutual funds before being measured and recognized in the financial statements. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. The impact on the Fund's financial statements, if any, is currently being assessed.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the implication of FAS 157. At this time its impact on the Fund's financial statements has not been determined.


2. Management Agreement:
On September 29, 2006, BlackRock, Inc. and Merrill Lynch & Co., Inc. ("Merrill Lynch") combined Merrill Lynch's investment management business, Merrill Lynch Investment Managers, L.P. ("MLIM"), and its affiliates, including Fund Asset Management, L.P. ("FAM"), with BlackRock, Inc. to create a new independent company. Merrill Lynch has a 49.8% economic interest and a 45% voting interest in the combined company and The PNC Financial Services Group, Inc. ("PNC"), has approximately a 34% economic and voting interest. The new company operates under the BlackRock name and is governed by a board of directors with a majority of independent members.

On August 31, 2006, shareholders of the Fund approved a new Investment Advisory Agreement with BlackRock Advisors, Inc. (the "Manager"), an indirect, wholly owned subsidiary of BlackRock, Inc. BlackRock Advisors, Inc. was recently reorganized into a limited liability company and renamed BlackRock Advisors, LLC. The new Investment Advisory Agreement between the Fund and the Manager became effective on September 29, 2006. Prior to September 29, 2006, FAM was the Manager. The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly owned subsidiary of Merrill Lynch, which is the limited partner. The Fund has also entered into a separate Distribution Agreement and Distribution Plan with FAM Distributors, Inc. ("FAMD") and BlackRock Distributors, Inc. ("BDI") (collectively, the "Distributor"). FAMD is a wholly owned subsidiary of Merrill Lynch Group, Inc. and BDI is an affiliate of BlackRock, Inc.

The Manager is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities and equipment to provide such services to the Fund. The Manager also performs certain administrative services necessary for the operation of the Trust and the Fund. For such services, the Manager receives a fee from the Fund at the end of each month at the annual rate of .50% of the average daily net assets of the Fund. In addition, the Manager has entered into a sub-advisory agreement with BlackRock Institutional Management Corporation, an affiliate of the Manager, under which the Manager pays the Sub-Adviser for services it provides a fee that is a percentage of the management fee paid by the Fund to the Manager.

Pursuant to the Distribution Plan adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor an ongoing distribution fee accrued daily and paid monthly at the annual rate of .75% of the Fund's average daily net assets attributable to Investor B Shares. This fee is used to help defray the expenses associated with marketing activities and services related to Investor B Shares.

For the six months ended November 30, 2006, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), an affiliate of FAM and the Manager, received contingent deferred sales charges of $2,983 relating to transactions in Investor B Shares.

BlackRock maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. During the period September 29, 2006 to November 30, 2006, the following amounts have been accrued by the Fund to reimburse BlackRock for costs incurred running the call center, which are a component of the transfer agent fees in the accompanying Statement of Operations.



BLACKROCK SUMMIT CASH RESERVES FUND                           NOVEMBER 30, 2006



Notes to Financial Statements (concluded)



                                            Call Center Fees

Investor A                                              $101
Investor B                                              $157


The Fund has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to MLPF&S or its affiliates. Pursuant to that order, the Fund has retained BlackRock Investment Management, LLC ("BIM"), an affiliate of the Manager, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. Prior to September 29, 2006, BIM was organized as Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of MLIM, and MLIM, LLC was the securities lending agent. BIM may, on behalf of the Fund, invest cash collateral received by the Fund for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates.

Effective September 29, 2006, PFPC Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Manager, became the Fund's transfer agent. Prior to September 29, 2006, the Fund's transfer agent was Financial Data Services, Inc. ("FDS"), a wholly owned subsidiary of Merrill Lynch.

For the six months ended November 30, 2006, the Fund reimbursed FAM and the Manager $511 and $255, respectively, for certain accounting services.

Prior to September 29, 2006, certain officers and/or trustees of the Trust were officers and/or directors of FAM, MLIM, PSI, FAMD, FDS, Merrill Lynch, and/or MLIM, LLC.

Commencing September 29, 2006, certain officers and/or trustees of the Trust are officers and/or directors of BlackRock, Inc. or its affiliates.


3. Beneficial Interest Transactions:
Net decrease in net assets derived from beneficial interest transactions was $5,496,187 and $28,657,687 for the six months ended November 30, 2006 and the year ended May 31, 2006, respectively.

Transactions in shares of beneficial interest for each class were as follows:


Investor A Shares for the
Six Months Ended                                                 Dollar
November 30, 2006                             Shares             Amount

Shares sold                               14,002,747    $    14,002,747
Automatic conversion of shares               547,228            547,228
Shares issued to shareholders in
   reinvestment of dividends and
   distributions                             468,855            468,855
                                      --------------    ---------------
Total issued                              15,018,830         15,018,830
Shares redeemed                         (16,637,563)       (16,637,563)
                                      --------------    ---------------
Net decrease                             (1,618,733)    $   (1,618,733)
                                      ==============    ===============



Investor A Shares for the Year                                   Dollar
Ended May 31, 2006                            Shares             Amount

Shares sold                               26,511,869    $    26,511,869
Automatic conversion of shares             2,887,930          2,887,930
Shares issued to shareholders in
   reinvestment of dividends and
   distributions                             972,705            972,705
                                      --------------    ---------------
Total issued                              30,372,504         30,372,504
Shares redeemed                         (42,409,187)       (42,409,187)
                                      --------------    ---------------
Net decrease                            (12,036,683)    $  (12,036,683)
                                      ==============    ===============



Investor B Shares for the
Six Months Ended                                                 Dollar
November 30, 2006                             Shares             Amount

Shares sold                               10,535,079    $    10,535,079
Shares issued to shareholders in
   reinvestment of dividends and
   distributions                             357,079            357,079
                                      --------------    ---------------
Total issued                              10,892,158         10,892,158
                                      --------------    ---------------
Automatic conversion of shares             (547,228)          (547,228)
Shares redeemed                         (14,222,384)       (14,222,384)
                                      --------------    ---------------
Total redeemed                          (14,769,612)       (14,769,612)
                                      --------------    ---------------
Net decrease                             (3,877,454)    $   (3,877,454)
                                      ==============    ===============



Investor B Shares for the Year                                   Dollar
Ended May 31, 2006                            Shares             Amount

Shares sold                               15,805,156    $    15,805,156
Shares issued to shareholders in
   reinvestment of dividends and
   distributions                             775,752            775,752
                                      --------------    ---------------
Total issued                              16,580,908         16,580,908
                                      --------------    ---------------
Automatic conversion of shares           (2,887,930)        (2,887,930)
Shares redeemed                         (30,313,982)       (30,313,982)
                                      --------------    ---------------
Total redeemed                          (33,201,912)       (33,201,912)
                                      --------------    ---------------
Net decrease                            (16,621,004)    $  (16,621,004)
                                      ==============    ===============



BLACKROCK SUMMIT CASH RESERVES FUND                           NOVEMBER 30, 2006



Disclosure of Investment Advisory Agreement


BlackRock Investment Advisory Agreement--Matters Considered by the Board

The following disclosure appeared in the May 31, 2006 Annual Report of the Fund and is the discussion referred to in "New BlackRock Sub-Advisory Agreement - Matters Considered by the Board" below.

In connection with the Transaction between Merrill Lynch and BlackRock, the Fund's Board of Trustees considered a new investment advisory agreement (the "New Investment Advisory Agreement") between the Fund and BlackRock Advisors, Inc. or its successor ("BlackRock Advisors"). If the New Investment Advisory Agreement is approved by the Fund's shareholders, it will become effective upon the closing of the Transaction, which is expected in the third quarter of 2006.

The Board discussed the New Investment Advisory Agreement at telephonic and in-person meetings held during April and May 2006. The Board, including the independent trustees, approved the New Investment Advisory Agreement at a meeting held on May 9, 2006.

To assist the Board in its consideration of the New Investment Advisory Agreement, BlackRock provided materials and information about BlackRock, including its financial condition and asset management capabilities and organization, and Merrill Lynch provided materials and information about the Transaction. The independent trustees, through their independent legal counsel, also requested and received additional information from Merrill Lynch and BlackRock in connection with their consideration of the New Investment Advisory Agreement. The additional information was provided in advance of the May 9, 2006 meeting. In addition, the independent trustees consulted with their counsel and Fund counsel on numerous occasions, discussing, among other things, the legal standards and certain other considerations relevant to the trustees' deliberations.

At the Board meetings, members of the Board discussed with Merrill Lynch management and certain BlackRock representatives the Transaction, its strategic rationale and BlackRock's general plans and intentions regarding the Fund. At these Board meetings, representatives of Merrill Lynch and BlackRock made presentations to and responded to questions from the Board. The trustees also inquired about the plans for and anticipated roles and responsibilities of certain employees and officers of the Investment Adviser and certain affiliates being transferred to BlackRock in connection with the Transaction. The independent trustees of the Board also conferred separately and with their counsel about the Transaction and other matters related to the Transaction on a number of occasions, including in connection with the April and May 2006 meetings. After the presentations and after reviewing the written materials provided, the independent trustees met in executive sessions with their counsel to consider the New Investment Advisory Agreement.

In connection with the Board's review of the New Investment Advisory Agreement, Merrill Lynch and/or BlackRock advised the trustees about a variety of matters. The advice included the following, among other matters:

* that there is not expected to be any diminution in the nature, quality and extent of services provided to the Fund and its shareholders by BlackRock Advisors, including compliance services;

* that operation of New BlackRock as an independent investment management firm will enhance its ability to attract and retain talented professionals;

* that the Fund should benefit from having access to BlackRock's state of the art technology and risk management analytic tools, including investment tools, provided under the BlackRock Solutions (R) brand name;

* that BlackRock has no present intention to alter any applicable expense waivers and reimbursements currently in effect and, while it reserves the right to do so in the future, it would seek the approval of the Board before making any changes;

* that BlackRock and Merrill Lynch will enter into an agreement, for an initial three-year period and automatically renewable from year to year thereafter, in connection with the Transaction under which Merrill Lynch-affiliated broker-dealers will continue to offer the Fund as an investment product;

* that BlackRock Advisors will have substantially the same access to the Merrill Lynch sales force when distributing shares of the Fund as is currently provided to the Investment Adviser and that other arrangements between the Investment Adviser and Merrill Lynch sales channels will be preserved;

* that the Fund will have access to BlackRock's network of third party brokers, retirement plan platforms and registered investment advisers;



BLACKROCK SUMMIT CASH RESERVES FUND                           NOVEMBER 30, 2006



Disclosure of Investment Advisory Agreement (continued)


* that under the Transaction Agreement, Merrill Lynch and BlackRock have agreed to conduct, and use reasonable best efforts to cause their respective affiliates to conduct, their respective businesses in compliance with the conditions of Section 15(f) of the Investment Company Act of 1940 (the "1940 Act") in relation to any public funds advised by BlackRock or the Investment Adviser (or its affiliates), respectively; and

* that Merrill Lynch and BlackRock would derive benefits from the Transaction and that, as a result, they have a different financial interest in the matters that were being considered than do Fund shareholders;

The trustees considered the information provided by Merrill Lynch and BlackRock above, and, among other factors, the following:

* the potential benefits to Fund shareholders from being part of a combined fund family with BlackRock-sponsored funds, including possible economies of scale and access to investment opportunities;

* the reputation, financial strength and resources of BlackRock and its investment advisory subsidiaries and the anticipated financial strength and resources of New BlackRock;

* the compliance policies and procedures of BlackRock Advisors;

* the terms and conditions of the New Investment Advisory Agreement, including the fact that the schedule of the Fund's total advisory fees will not increase by virtue of the New Investment Advisory Agreement, but will remain the same;

* that within the past year the Board performed a full annual review of the investment advisory agreement currently in effect for the Fund (the "Current Investment Advisory Agreement") as required by the 1940 Act and has determined that the Investment Adviser has the capabilities, resources and personnel necessary to provide the advisory and administrative services currently provided to the Fund; and that the advisory and/or management fees paid by the Fund, taking into account any applicable agreed-upon fee waivers and breakpoints, represent reasonable compensation to the Investment Adviser in light of the services provided, the costs to the Investment Adviser of providing those services, economies of scale, the fees and other expenses paid by similar funds (including information provided by Lipper), and such other matters as the trustees have considered relevant in the exercise of their reasonable judgment (the Board had most recently performed a full annual review of the Current Investment Advisory Agreement in November 2005); and

* that Merrill Lynch agreed to pay all expenses of the Fund in connection with the Board's consideration of the New Investment Advisory Agreement and related agreements and all costs of shareholder approval of the New Investment Advisory Agreement and as a result the Fund would bear no costs in obtaining shareholder approval of the New Investment Advisory Agreement.

Certain of these considerations are discussed in more detail below.

In its review of the New Investment Advisory Agreement, the Board assessed the nature, scope and quality of the services to be provided to the Fund by the personnel of BlackRock Advisors and its affiliates, including administrative services, shareholder services, oversight of fund accounting, marketing services and assistance in meeting legal and regulatory requirements. In its review of the New Investment Advisory Agreement, the Board also considered a range of information in connection with its oversight of the services to be provided by BlackRock Advisors and its affiliates. Among the matters considered were: (a) fees (in addition to management fees) to be paid to BlackRock Advisors and its affiliates by the Fund; (b) Fund operating expenses paid to third parties; (c) the resources devoted to and compliance reports relating to the Fund's investment objective, policies and restrictions, and its compliance with its Code of Ethics and BlackRock Advisors' compliance policies and procedures; and (d) the nature, cost and character of non-investment management services to be provided by BlackRock Advisors and its affiliates.

In the period prior to the Board meetings to consider renewal of the Current Investment Advisory Agreement, the Board had requested and received materials specifically relating to the agreement. These materials included (a) information compiled by Lipper Inc. ("Lipper") on the fees and expenses and the investment performance of the Fund as compared to a comparable group of funds as classified by Lipper; (b) a discussion by the Fund's portfolio management team on investment strategies used by the Fund during its most recent fiscal year; (c) information on the profitability to the Investment Adviser of the Current Investment Advisory Agreement and other payments received by the Investment Adviser and its affiliates from the Fund; and (d) information provided by the Investment Adviser concerning services related to the valuation and pricing of Fund portfolio holdings, the Fund's portfolio turnover statistics, and direct and indirect benefits to the Investment Adviser and its affiliates from their relationship with the Fund.



BLACKROCK SUMMIT CASH RESERVES FUND                           NOVEMBER 30, 2006



In their deliberations, the trustees considered information received in connection with their most recent continuation of the Current Investment Advisory Agreement, in addition to information provided by BlackRock and BlackRock Advisors in connection with their evaluation of the terms and conditions of the New Investment Advisory Agreement. The trustees did not identify any particular information that was all-important or controlling. The trustees, including a majority of the independent trustees, concluded that the terms of the New Investment Advisory Agreement are appropriate, that the fees to be paid are reasonable in light of the services to be provided to the Fund, and that the New Investment Advisory Agreement should be approved and recommended to Fund shareholders.

Nature, Quality and Extent of Services Provided--The Board reviewed the nature, extent and quality of services provided by the Investment Adviser, including the investment advisory services and the resulting performance of the Fund, as well as the nature, quality and extent of services expected to be provided by BlackRock Advisors. The Board focused primarily on the Investment Adviser's investment advisory services and the Fund's investment performance, but also considered certain areas in which both the Investment Adviser and the Fund receive services as part of the Merrill Lynch complex. The Board compared the Fund's performance - both including and excluding the effects of the Fund's fees and expenses - to the performance of a comparable group of mutual funds, and the performance of a relevant index or combination of indexes. While the Board reviews performance data at least quarterly, consistent with the Investment Adviser's investment goals, the Board attaches more importance to performance over relatively long periods of time, typically three to five years.

In evaluating the nature, quality and extent of the services to be provided by BlackRock Advisors under the New Investment Advisory Agreement, the trustees considered, among other things, the expected impact of the Transaction on the operations, facilities, organization and personnel of New BlackRock and how it would affect the Fund; the ability of BlackRock Advisors to perform its duties after the Transaction; and any anticipated changes to the current investment and other practices of the Fund. The trustees considered BlackRock's advice as to proposed changes in portfolio management personnel of the Fund after the closing of the Transaction.

The trustees were given information with respect to the potential benefits to the Fund and its shareholders from having access to BlackRock's state of the art technology and risk management analytic tools, including the investment tools provided under the BlackRock Solutions brand name.

The trustees were advised that, as a result of Merrill Lynch's equity interest in BlackRock after the Transaction, the Fund will continue to be subject to restrictions concerning certain transactions involving Merrill Lynch affiliates (for example, transactions with a Merrill Lynch broker-dealer acting as principal) absent revised or new regulatory relief. The trustees were advised that a revision of existing regulatory relief with respect to these restrictions was being sought from the Securities and Exchange Commission and were advised of the possibility of receipt of such revised regulatory relief. There can be no assurance that such relief will be obtained.

Based on their review of the materials provided and the assurances they had received from the management of Merrill Lynch and of BlackRock, the trustees determined that the nature and quality of services to be provided to the Fund under the New Investment Advisory Agreement were expected to be as good or better than that provided under the Current Investment Advisory Agreement. It was noted, however, that it is expected that there will be changes in personnel following the Transaction and the combination of the operations of the Investment Adviser and its affiliates with those of BlackRock. The trustees noted that if current portfolio managers or other personnel cease to be available, the Board would consider all available options, which could include seeking the investment advisory or other services of BlackRock affiliates. Accordingly, the trustees concluded that, overall, they were satisfied at the present time with assurances from BlackRock and BlackRock Advisors as to the expected nature, extent and quality of the services to be provided to the Fund under the New Investment Advisory Agreement.



BLACKROCK SUMMIT CASH RESERVES FUND                           NOVEMBER 30, 2006



Disclosure of Investment Advisory Agreement (continued)


Costs of Services Provided and Profitability--It was noted that, in conjunction with the recent review of the Current Investment Advisory Agreement, the trustees had received, among other things, a report from Lipper comparing the Fund's fees, expenses and performance to those of a peer group selected by Lipper, and information as to the fees charged by the Investment Adviser or its affiliates to other registered investment company clients for investment management services. The Board reviewed the Fund's contractual management fee rate and actual management fee rate as a percentage of total assets at common asset levels - the actual rate includes advisory fees and the effects of any fee waivers - compared to the other funds in its Lipper category. They also compared the Fund's total expenses to those of other comparable funds. The information showed that the Fund had fees and expenses within the range of fees and expenses of comparable funds. The Board considered the services to be provided by and the fees to be charged by BlackRock Advisors to other funds with similar investment mandates and noted that the fees charged by BlackRock Advisors in those cases, including fee waivers and expense reimbursements, were generally comparable to those being charged to the Fund. The Board also noted that, as a general matter, according to the information provided by BlackRock, fees charged to institutional clients were lower than the fees charged to the Fund, but BlackRock Advisors provided less extensive services to such clients. The Board concluded that the Fund's management fee and fee rate and overall expense ratio are reasonable compared to those of other comparable funds.

In evaluating the costs of the services to be provided by BlackRock Advisors under the New Investment Advisory Agreement, the trustees considered, among other things, whether advisory fees or other expenses would change as a result of the Transaction. Based on their review of the materials provided and the fact that the New Investment Advisory Agreement is substantially similar to the Current Investment Advisory Agreement in all material respects, including the rate of compensation, the trustees determined that the Transaction should not increase the total fees payable, including any fee waivers and expense reimbursements, for advisory and administrative services. The trustees noted that it was not possible to predict how the Transaction would affect BlackRock Advisors' profitability from its relationship with the Fund.

The trustees discussed with BlackRock Advisors its general methodology to be used in determining its profitability with respect to its relationship with the Fund. The trustees noted that they expect to receive profitability information from BlackRock Advisors on at least an annual basis and thus be in a position to evaluate whether any adjustments in Fund fees and/or fee breakpoints would be appropriate.

Fees and Economies of Scale--The Board considered the extent to which economies of scale might be realized as the assets of the Fund increase and whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in these economies of scale. The Board determined that changes were not currently necessary and that the Fund appropriately participated in these economies of scale.

In reviewing the Transaction, the trustees considered, among other things, whether advisory fees or other expenses would change as a result of the Transaction. Based on the fact that the New Investment Advisory Agreement is substantially similar to the Current Investment Advisory Agreement in all material respects, including the rate of compensation, the trustees determined that as a result of the Transaction, the Fund's total advisory fees would be no higher than the fees under its Current Investment Advisory Agreement. The trustees noted that in conjunction with their most recent deliberations concerning the Current Investment Advisory Agreement, the trustees had determined that the total fees for advisory and administrative services for the Fund were reasonable in light of the services provided. It was noted that in conjunction with the recent review of the Current Investment Advisory Agreement, the trustees had received, among other things, a report from Lipper comparing the Fund's fees, expenses and performance to those of a peer group selected by Lipper, and information as to the fees charged by the Investment Adviser to other registered investment company clients for investment management services. The trustees concluded that, because the rates for advisory fees for the Fund would be no higher than its current fee rates, the proposed management fee structure, including any fee waivers, was reasonable and that no additional changes were currently necessary.

Fall-Out Benefits--In evaluating the fall-out benefits to be received by BlackRock Advisors under the New Investment Advisory Agreement, the trustees considered whether the Transaction would have an impact on the fall-out benefits received by the Investment Adviser by virtue of the Current Investment Advisory Agreement. Based on their review of the materials provided, including materials received in connection with their most recent approval or continuance of the Current Investment Advisory Agreement, and their discussions with management of the Investment Adviser and BlackRock, the trustees determined that those benefits could include increased ability for BlackRock to distribute shares of its funds and other investment products. The trustees noted that any such benefits were difficult to quantify with certainty at this time, and indicated that they would continue to evaluate them going forward.



BLACKROCK SUMMIT CASH RESERVES FUND                           NOVEMBER 30, 2006



Investment Performance--The trustees considered investment performance for the Fund. The trustees compared the Fund's performance - both including and excluding the effects of the Fund's fees and expenses - to the performance of a comparable group of mutual funds, and the performance of a relevant index or combination of indexes. The comparative information received from Lipper showed Fund performance at various levels within the range of performance of comparable funds over different time periods. The Board also noted that, following the close of the Transaction, BlackRock Advisors intended to implement steps to seek to improve the investment performance of the Fund. It was noted that these steps include changes in the portfolio management personnel. While the Board reviews performance data at least quarterly, consistent with the Investment Adviser's investment goals, the Board attaches more importance over relatively long periods of time, typically three to five years. The trustees believed the Fund's performance was satisfactory. Also, the trustees took into account the investment performance of funds currently advised by BlackRock Advisors. The Board considered comparative information from Lipper which showed that the performance of the funds advised by BlackRock Advisors was within the range of performance of comparable funds over different time periods. The Board noted BlackRock's considerable investment management experience and capabilities, but were unable to predict what effect, if any, consummation of the Transaction would have on the future performance of the Fund.

Conclusion--After the independent trustees of the Fund deliberated in executive session, the entire Board, including the independent trustees, approved the New Investment Advisory Agreement, concluding that the advisory fee rate was reasonable in relation to the services provided and that the New Investment Advisory Agreement was in the best interests of the shareholders. In approving the New Investment Advisory Agreement, the Board noted that it anticipated reviewing the continuance of the agreement in advance of the expiration of the initial two-year period.


Contingent BlackRock Sub-Advisory Agreement--Matters Considered by the Board

At the telephonic and in-person meetings held during April and May 2006 at which the Board of Trustees discussed and approved the New Investment Advisory Agreement, the Board, including the independent trustees, also discussed and approved a contingent sub-advisory agreement (the "Contingent Sub-Advisory Agreement") between the Investment Adviser and BlackRock Advisors (the "BlackRock Sub-Adviser"). The Contingent Sub-Advisory Agreement is intended to ensure that the Fund operates with efficient portfolio management services until the closing of the Transaction, in the event that the Board deems it necessary and in the best interests of the Fund and its shareholders that the BlackRock Sub-Adviser assist in managing the operations of the Fund during the interim period until the closing of the Transaction. If shareholders approve the Contingent Sub-Advisory Agreement, it will take effect only upon recommendation from the Investment Adviser and upon subsequent approval of the Board in the period up to the closing of the Transaction. The effectiveness of the Contingent Sub-Advisory Agreement, therefore, would be contingent on further Board approval after shareholders approve it. Pursuant to the Contingent Sub-Advisory Agreement, the BlackRock Sub-Adviser would receive a monthly fee from the Investment Adviser equal to 50% of the advisory fee received by the Investment Adviser. The Investment Adviser would pay the BlackRock Sub-Adviser out of its own resources. There would be no increase in Fund expenses as a result of the Contingent Sub-Advisory Agreement.

In making its approval, the Board considered the Contingent Sub-Advisory Agreement in conjunction with the New Investment Advisory Agreement and reviewed the same information and factors discussed above, and came to the same conclusions. The Board also considered in conjunction with the Contingent Sub-Advisory Agreement the necessity of ensuring that the Fund operates with effective management services until the closing of the Transaction. In reviewing the sub-advisory fee rate provided in the Contingent Sub-Advisory Agreement, the Board took note of the fact that both the Investment Adviser and the BlackRock Sub-Adviser would have significant responsibilities under their respective advisory agreements. The Investment Adviser would remain responsible for oversight of the Fund's operations and administration and the BlackRock



BLACKROCK SUMMIT CASH RESERVES FUND                           NOVEMBER 30, 2006



Disclosure of Investment Advisory Agreement (concluded)


Sub-Adviser would provide advisory services to the Fund under the Contingent Sub-Advisory Agreement. The Board also took into account the expected short duration of the term of any Contingent Sub-Advisory Agreement and the fact that total advisory fees paid by the Fund would not increase as a result of the Contingent Sub-Advisory Agreement. Under all of the circumstances, the Board concluded that it was a reasonable allocation of fees for the BlackRock Sub-Adviser to receive 50% of the advisory fee paid by the Fund to the Investment Adviser.

After the independent trustees deliberated in executive session, the entire Board, including the independent trustees, approved the Contingent Sub-Advisory Agreement, concluding that the advisory fee was reasonable in relation to the services provided and that the Contingent Sub-Advisory Agreement was in the best interests of shareholders.




Disclosure of Sub-Advisory Agreement


New BlackRock Sub-Advisory Agreement--Matters Considered by the Board
At an in-person meeting held on August 22 - 23, 2006, the Board of Trustees, including the independent trustees, discussed and approved the sub-advisory agreement between BlackRock Advisors and its affiliate, BlackRock Institutional Management Corporation (the "Sub-Adviser") (the "BlackRock Sub-Advisory Agreement"). The BlackRock Sub-Advisory Agreement became effective on September 29, 2006, at the same time the New Investment Advisory Agreement with BlackRock Advisors (which had been approved by the Fund's shareholders) became effective.

Pursuant to the BlackRock Sub-Advisory Agreement, the Sub-Adviser receives a monthly fee from BlackRock Advisors equal to 59% of the advisory fee received by BlackRock Advisors from the Fund. BlackRock Advisors pays the Sub-Adviser out of its own resources, and there is no increase in Fund expenses as a result of the BlackRock Sub-Advisory Agreement.

In approving the BlackRock Sub-Advisory Agreement at the August in-person meeting, the Board reviewed its considerations in connection with its approval of the New Investment Advisory Agreement in May 2006. The Board relied on the same information and considered the same factors as those discussed above in connection with the approval of the New Investment Advisory Agreement, and came to the same conclusions. In reviewing the sub-advisory fee rate provided for in the BlackRock Sub-Advisory Agreement, the Board noted the fact that both BlackRock Advisors and the Sub-Adviser have significant responsibilities under their respective advisory agreements. Under the New Investment Advisory Agreement, BlackRock Advisors remains responsible for the overall management of the Fund and for oversight of the Fund's operations and administration. Under the BlackRock Sub-Advisory Agreement, the Sub-Adviser provides advisory services to the Fund and is responsible for the day-to-day management of the Fund's portfolio. The Board also took into account the fact that there is no increase in total advisory fees paid by the Fund as a result of the BlackRock Sub-Advisory Agreement. Based on its considerations, the Board concluded that it was a reasonable allocation of fees for the Sub-Adviser to receive 59% of the advisory fee paid by the Fund to BlackRock Advisors.

After the independent trustees deliberated in executive session, the entire Board, including the independent trustees, approved the BlackRock Sub-Advisory Agreement, concluding that the sub-advisory fee was reasonable in relation to the services provided and that the BlackRock Sub-Advisory Agreement was in the best interests of the Fund's shareholders.



BLACKROCK SUMMIT CASH RESERVES FUND                           NOVEMBER 30, 2006



BlackRock Funds


BlackRock Privacy Principles


BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, "Clients") and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our Web sites.

BlackRock does not sell or disclose to nonaffiliated third parties any nonpublic personal information about its Clients, except as permitted by law or as is necessary to service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.



Availability of Additional Information


Electronic copies of most financial reports and prospectuses are available on the Fund's Web site or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund's electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:

Please contact your financial adviser. Please note that not all investment advisers, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1) Access the BlackRock Web site at
   http://www.blackrock.com/edelivery

2) Select eDelivery under the More Information section

3) Log into your account

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at
(800) 441-7762.



BLACKROCK SUMMIT CASH RESERVES FUND                           NOVEMBER 30, 2006



BlackRock Funds (concluded)


Availability of Additional Information (concluded)


Availability of Proxy Voting Policies and Procedures

The Fund has delegated proxy voting responsibilities to BlackRock and its affiliates, subject to the general oversight of the Fund's Board of Trustees. A description of the policies and procedures that BlackRock and its affiliates use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, on our Web site at www.blackrock.com, by calling (800) 441-7762, or on the Web site of the Securities and Exchange Commission (the "Commission") at http://www.sec.gov.


Availability of Proxy Voting Record

Information on how proxies relating to the Fund's voting securities were voted (if any) by BlackRock during the most recent 12-month period ended June 30 is available, upon request and without charge, on our Web site at www.blackrock.com, by calling (800) 441-7762 or on the Web site of the Commission at http://www.sec.gov.


Availability of Quarterly Portfolio Schedule

The Fund files its complete schedules of portfolio holdings for the first and third quarters of its fiscal year with the Commission on Form N-Q. The Fund's Forms N-Q are available on the Commission's Web site at http://www.sec.gov and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's Forms N-Q may also be obtained upon request, without charge, by calling (800) 441-7762.



Shareholder Privileges


Account Information

Call us at (800) 441-7762 8:00 AM - 6:00 PM EST to get information about your account balances, recent transactions and share prices. You can also reach us on the web at www.blackrock.com.


Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock portfolios.


Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock portfolios, as long as their account is at least $10,000.


Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.



BLACKROCK SUMMIT CASH RESERVES FUND                           NOVEMBER 30, 2006



A World-Class Mutual Fund Family


BlackRock now offers an expanded lineup of open-end mutual funds. Our range includes more than 85 funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.


Equity Portfolios

BlackRock All-Cap Global Resources Portfolio
BlackRock Aurora Portfolio
BlackRock Asset Allocation Portfolio++
BlackRock Balanced Capital Fund++
BlackRock Basic Value Fund
BlackRock Developing Capital Markets Fund
BlackRock Equity Dividend Fund
BlackRock EuroFund
BlackRock Focus Twenty Fund
BlackRock Focus Value Fund
BlackRock Fundamental Growth Fund
BlackRock Global Allocation Fund++
BlackRock Global Dynamic Equity Fund
BlackRock Global Financial Services Fund
BlackRock Global Growth Fund
BlackRock Global Opportunities Portfolio
BlackRock Global Resources Portfolio*
BlackRock Global Science & Technology
  Opportunities Portfolio
BlackRock Global SmallCap Fund
BlackRock Global Technology Fund
BlackRock Global Value Fund
BlackRock Healthcare Fund
BlackRock Health Sciences Opportunities Portfolio
BlackRock Index Equity Portfolio*
BlackRock International Fund
BlackRock International Index Fund
BlackRock International Opportunities Portfolio*
BlackRock International Value Fund
BlackRock Investment Trust
BlackRock Large Cap Core Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Latin America Fund
BlackRock Legacy Portfolio
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Mid-Cap Value Equity Portfolio
BlackRock Mid Cap Value Opportunities Fund
BlackRock Natural Resources Trust
BlackRock Pacific Fund
BlackRock Small Cap Core Equity Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small Cap Growth Fund II
BlackRock Small Cap Index Fund
BlackRock Small Cap Value Equity Portfolio*
BlackRock Small/Mid-Cap Growth Portfolio
BlackRock S&P 500 Index Fund
BlackRock U.S. Opportunities Portfolio
BlackRock Utilities and Telecommunications Fund
BlackRock Value Opportunities Fund


Fixed Income Portfolios

BlackRock Bond Fund
BlackRock Enhanced Income Portfolio
BlackRock GNMA Portfolio
BlackRock Government Income Portfolio
BlackRock High Income Fund
BlackRock High Yield Bond Portfolio
BlackRock Inflation Protected Bond Portfolio
BlackRock Intermediate Bond Portfolio
BlackRock Intermediate Bond Portfolio II
BlackRock Intermediate Government
  Bond Portfolio
BlackRock International Bond Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock Managed Income Portfolio
BlackRock Real Investment Fund
BlackRock Short-Term Bond Fund
BlackRock Total Return Portfolio
BlackRock Total Return Portfolio II
BlackRock World Income Fund


Municipal Bond Portfolios

BlackRock AMT-Free Municipal Bond Portfolio
BlackRock California Insured Municipal Bond Fund
BlackRock Delaware Municipal Bond Portfolio
BlackRock Florida Municipal Bond Fund
BlackRock High Yield Municipal Fund
BlackRock Intermediate Municipal Fund
BlackRock Kentucky Municipal Bond Portfolio
BlackRock Municipal Insured Fund
BlackRock National Municipal Fund
BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Bond Fund
BlackRock Ohio Municipal Bond Portfolio
BlackRock Pennsylvania Municipal Bond Fund
BlackRock Short-Term Municipal Fund


Money Market Portfolios

BlackRock Money Market Portfolio
BlackRock Municipal Money Market Portfolio+++
BlackRock NC Municipal MM Portfolio+++
BlackRock NJ Municipal MM Portfolio+++
BlackRock OH Municipal MM Portfolio+++
BlackRock PA Municipal MM Portfolio+++
BlackRock Summit Cash Reserves Fund*
BlackRock U.S. Treasury MM Portfolio
BlackRock VA Municipal MM Portfolio+++


    * See the prospectus for information on specific limitations on investments in the fund.

   ++ Mixed asset fund.

  +++ Tax-exempt fund.

BlackRock mutual funds are distributed by BlackRock Distributors, Inc. and certain funds are also distributed by FAM Distributors, Inc. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund's prospectus contains this and other information and is available at www.blackrock.com or by calling 800-882-0052 or from your financial advisor. The prospectus should be read carefully before investing.


BLACKROCK SUMMIT CASH RESERVES FUND                           NOVEMBER 30, 2006


Item 2 -   Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 -   Audit Committee of Listed Registrants - Not Applicable

Item 6 -   Schedule of Investments - Not Applicable

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 -  Submission of Matters to a Vote of Security Holders - Not Applicable

Item 11 -  Controls and Procedures

11(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

11(b) - As of September 29, 2006, with the conclusion of the combination of Merrill Lynch's asset management business with BlackRock, the registrant was migrated to BlackRock's trading and compliance monitoring systems, and various personnel changes occurred. In conjunction with these business improvements, there were no changes in the registrants internal control over financial reporting (as defined in Rule 30a-3(d) under Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to affect, the registrant's internal control over financial reporting.

Item 12 -  Exhibits attached hereto

12(a)(1) - Code of Ethics - Not Applicable to this semi-annual report

12(a)(2) - Certifications - Attached hereto

12(a)(3) - Not Applicable

12(b) -    Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.,
       Chief Executive Officer of
       BlackRock Summit Cash Reserves Fund of
       BlackRock Financial Institutions Series Trust


Date: January 29, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.,
       Chief Executive Officer of
       BlackRock Summit Cash Reserves Fund of
       BlackRock Financial Institutions Series Trust


Date: January 29, 2007


By:    /s/ Donald C. Burke
       -----------------------
       Donald C. Burke,
       Chief Financial Officer of
       BlackRock Summit Cash Reserves Fund of
       BlackRock Financial Institutions Series Trust


Date: January 29, 2007